Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries in Countries and Jurisdictions

Upon completion of the reorganizations mentioned above, the Company has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, the Cayman Islands, and the British Virgin Islands. Details of the Company and the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
The Company	January 4, 2023	Cayman	Parent	Holding company
Yunfei BVI	January 30, 2023	BVI	100	Holding company
Juli HK	March 8, 2023	Hong Kong, China	100	Holding company
Fanqi HK	December 30, 2022	Hong Kong, China	100	Holding company
Fujian INLIF	April 21, 2023	Nan’an, China	100	Holding company
Ewatt	September 28, 2016	Nan’an, China	100	Producing and selling manipulator arms and accessories